Restricted cash and restricted time deposit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Restricted cash and restricted time deposit
Restricted cash		$ 326,486	¥ 2,114,913	¥ 3,038,286
Short-term bank loans		$ 469,327	3,040,209	1,890,771
Bank loan
Restricted cash and restricted time deposit
Short-term bank loans | $	$ 309,000
Restricted cash for issuance of bank acceptance and letter of guarantee
Restricted cash and restricted time deposit
Restricted cash			¥ 2,114,913	1,038,286
Restricted cash for collaterals for the short-term bank loans
Restricted cash and restricted time deposit
Restricted cash				¥ 2,000,000
Term of bank deposits	1 year